Condensed Statements of Stockholders' Deficit - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	IPO	IPO Common Stock	IPO Additional Paid-In Capital	Founders	Founders Common Stock	Founders Additional Paid-In Capital	Founders Private Placement	Founders Private Placement Common Stock	Founders Private Placement Additional Paid-In Capital
Sale of common stock					$ 216,806,260	$ 2,300	$ 216,803,960	$ 25,000	$ 1,005	$ 23,995	$ 7,950,000	$ 80	$ 7,949,920
Sale of common stock, Shares						23,000,000			10,047,500			795,000
Issuance of Insider shares for no consideration, Shares		5,000
Issuance of common stock to consultant	$ 95,200	$ 1	$ 95,199
Issuance of common stock to consultant, Shares		10,000
Surrender of common stock by Founder		$ (431)	431
Surrender of common stock by Founder, Shares		(4,312,500)
Fair value of warrants	(382,773)		(382,773)
Shares subject to redemption, Shares		(23,000,000)
Balance at Jan. 18, 2021	0	$ 0	0	$ 0
Balance, Shares at Jan. 18, 2021		0
Shares subject to redemption	(232,304,195)	$ (2,300)	(232,301,895)
Reclass of negative additional paid-in capital to accumulated deficit			7,811,163	(7,811,163)
Net loss	(1,107,730)			(1,107,730)
Balance at Dec. 31, 2021	$ (8,918,238)	$ 655	0	(8,918,893)
Balance, Shares at Dec. 31, 2021	6,545,000	6,545,000
Shares subject to redemption	$ (704,404)		(704,404)
Reclass of negative additional paid-in capital to accumulated deficit	0		704,404	(704,404)
Net loss	(1,401,775)			(1,401,775)
Balance at Sep. 30, 2022	(11,024,417)	$ 655	0	(11,025,072)
Balance, Shares at Sep. 30, 2022		6,545,000
Balance at Dec. 31, 2021	$ (8,918,238)	$ 655	0	(8,918,893)
Balance, Shares at Dec. 31, 2021	6,545,000	6,545,000
Debt discount on note payable to related party	$ 54,034		54,034
Shares subject to redemption	(1,440,963)		(1,440,963)
Reclass of negative additional paid-in capital to accumulated deficit			1,386,929	(1,386,929)
Net loss	(2,774,307)			(2,774,307)
Balance at Dec. 31, 2022	$ (13,079,474)	$ 655	0	(13,080,129)
Balance, Shares at Dec. 31, 2022	6,545,000	6,545,000
Balance at Jun. 30, 2022	$ (10,147,223)	$ 655	0	(10,147,878)
Balance, Shares at Jun. 30, 2022		6,545,000
Shares subject to redemption	(481,428)		(481,428)
Reclass of negative additional paid-in capital to accumulated deficit			481,428	(481,428)
Net loss	(395,766)			(395,766)
Balance at Sep. 30, 2022	(11,024,417)	$ 655	0	(11,025,072)
Balance, Shares at Sep. 30, 2022		6,545,000
Balance at Dec. 31, 2022	$ (13,079,474)	$ 655	0	(13,080,129)
Balance, Shares at Dec. 31, 2022	6,545,000	6,545,000
Debt discount on note payable to related party	$ 186,369		186,369
Shares subject to redemption	(1,571,076)		(1,571,076)
Adjustment to deferred underwriting fees	6,440,000		6,440,000
Net loss	(3,452,775)			(3,452,775)
Balance at Sep. 30, 2023	$ (11,476,956)	$ 655	5,055,293	(16,532,904)
Balance, Shares at Sep. 30, 2023	6,545,000	6,545,000
Balance at Jun. 30, 2023	$ (10,656,854)	$ 655	5,311,855	(15,969,364)
Balance, Shares at Jun. 30, 2023		6,545,000
Debt discount on note payable to related party	62,257		62,257
Shares subject to redemption	(318,819)		(318,819)
Net loss	(563,540)			(563,540)
Balance at Sep. 30, 2023	$ (11,476,956)	$ 655	$ 5,055,293	$ (16,532,904)
Balance, Shares at Sep. 30, 2023	6,545,000	6,545,000